Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Financial Position [Abstract]
Allowance for doubtful accounts	$ 25,000	$ 0	$ 0
Accumulated depreciation	189,561	44,538	8,839
Accumulated amortization	$ 175,745	$ 151,511	$ 103,044
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	1,000,000	2,000	2,000
Preferred stock, shares outstanding	1,000,000	2,000	2,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	900,000,000	900,000,000	900,000,000
Common stock, shares issued	17,718,569	15,438,930	12,344,521
Common stock, shares outstanding	17,718,569	15,438,930	12,344,521